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February 1, 2005


EDGAR Postmaster, BDM: Postmaster


Re: SunAmerica Equity Funds
    File No. 33-8021
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Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the registrant, dated January 27, 2005, no changes were made to the Prospectus and the Statement of Additional Information contained in Post - Effective Amendment No. 40 to the registrant's Registration Statement on Form N-1A, which was filed electronically with the Commission on January 27, 2004.



Very truly yours,

AIG SunAmerica Asset Management Corp.


/s/ Joseph P. Kelly
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Joseph P. Kelly
Associate Counsel